COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Annual Lease Payments under Operating Lease Agreements
	Rental of premises	Lease of motor vehicles

2013	$5,057	$1,583
2014	4,387	1,063
2015	2,999	181
2016	2,834	9
2017	2,803
Thereafter	5,321	-

	$23,401	$2,836